Shareholder Report	12 Months Ended	25 Months Ended	84 Months Ended
	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Merrimack Street Trust
Entity Central Index Key	0001562565
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Fidelity Systematic Municipal Bond Index ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Systematic Municipal Bond Index ETF
Class Name	Fidelity® Systematic Municipal Bond Index ETF
Trading Symbol	FMUN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Systematic Municipal Bond Index ETF for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Systematic Municipal Bond Index ETF	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Tax-exempt municipal bonds achieved a strong gain for the 12 months ending June 30, 2026, navigating uncertainty related to U.S. trade policy and geopolitical events but buoyed by attractive starting yields, three policy interest-rate cuts by the Federal Reserve in late 2025, and robust investor demand for the asset class that more than offset record supply of new muni bonds.
•We construct the exchange-traded fund using optimization. This approach minimizes the differences between risk exposures of the fund relative to the supplemental index, the Fidelity Systematic U.S. Municipal Bond Index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 11, 2019 through June 30, 2026. Initial investment of $10,000. Fidelity® Systematic Municipal Bond Index ETF $10,146 $10,518 $9,544 $9,796 $10,091 $10,163 $10,854 Fidelity Systematic U.S. Municipal Bond index $10,146 $10,518 $9,544 $9,796 $10,075 $10,199 $10,897 Bloomberg Municipal Bond Index $10,410 $10,843 $9,914 $10,230 $10,558 $10,676 $11,427 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund B Fidelity® Systematic Municipal Bond Index ETF - NAV A 6.79% 0.63% 1.18% Fidelity Systematic U.S. Municipal Bond indexC 6.85% n/a n/a Bloomberg Municipal Bond Index 7.03% 1.05% 1.93% A Returns prior to the conversion are those of the former corresponding fundB From July 11, 2019 C From May 30, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		May 30, 2024	Jul. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 183,094,009	$ 183,094,009	$ 183,094,009
Holdings Count | shares	1,204	1,204	1,204
Advisory Fees Paid, Amount	$ 80,259
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$183,094,009
Number of Holdings	1,204
Total Advisory Fee	$80,259
Portfolio Turnover	15%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 35.9 Transportation 16.1 Special Tax 13.7 Health Care 11.3 Water & Sewer 6.5 Education 5.7 Electric Utilities 5.1 Others(Individually Less Than 5%) 4.2 98.5 AAA 9.1 AA 58.3 A 28.1 BBB 3.0 BB 0.0 Not Rated 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 9.1 AA - 58.3 A - 28.1 BBB - 3.0 BB - 0.0 Not Rated - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) California 21.3 New York 17.4 Texas 8.2 Illinois 4.7 Pennsylvania 4.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec